COMMITMENTS AND CONTINGENCIES (Details Textual)	1 Months Ended		12 Months Ended
	Aug. 31, 2009 USD ($)	Aug. 31, 2009 ILS	Dec. 31, 2014 USD ($) sqft	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 New Israeli Shekel [Member] USD ($)
Loss Contingencies [Line Items]
Operating Leases, Rent Expense			$ 1,736,000	$ 1,911,000	$ 1,701,000
Lease Agreement Maximum Penalties Amount			147,000
Guarantee Obligations Total						295,000
Loss Contingency, Damages Sought, Value	15,000,000	52,000,000
Lease Commitment Description			amount of lease commitment for the next 6 months in Israel and India mentioned above is approximately $259
Area of Land			59,546
Net Impact On Results Of Operation	$ 1,600,000